Stock-Based Compensation - Stock based compensation expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended
	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Stock-based compensation expense
Stock compensation charge		$ 410		$ 0	$ 23,677	$ 0
2014 Management Incentive Plan
Stock-based compensation expense
Stock compensation charge	$ 23,000		$ 23,000